SEGMENT (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information
The summary of key information by segments for the years ended March 31, 2025, 2024 and 2023 was as follows
:

	Rental	Education	Wholesale	Holding and other	Total for the year ended March 31, 2025
Revenue from external customers	$2,796,853	$1,184,355	$1,063,089	$-	$5,044,297
Revenue from inter segment	$-	$–	$–	$–	$-
Cost of revenue	$2,191,587	$421,049	$1,018,942	$-	$3,631,578
Gross profit	$605,266	$763,306	$44,147	$-	$1,412,719
Interest Expenses	$4,805,579	$15,551	$184	$129,751	$4,951,064
Depreciation & amortization	$2,079,376	$2,941	$–	$9,004	$2,091,321
Income tax recovery	$-	$-	$960	$99,942	$100,902
Capital expenditure	$-	$-	$–	$–	$-
Segment assets	$56,563,896	$2,255,995	$1,280,351	$3,526,491	$63,626,733
Segment (loss) profit	$(10,563,212)	$353,817	$36,147	$(5,573,105)	$(15,746,353)

	Rental	Education	Others	Construction	Real Estate	Total for the year ended March 31, 2024
Revenue from external customers	$8,019,186	$1,361,799	$–	$–	$–	$9,380,985
Revenue from inter segment	$93,442	$–	$–	$–	$–	$93,442
Cost of revenue	$6,325,094	$516,042	$–	$–	$–	$6,841,136
Gross profit	$1,694,092	$845,757	$–	$–	$–	$2,539,849
Interest Expenses	$5,809,605	$25,647	$–	$–	$198	$5,835,450
Depreciation & amortization	$2,402,707	$4,334	$2,721	$–	$–	$2,409,762
Income tax provision	$574,209	$–	$–	$–	$–	$574,209
Capital expenditure	$–	$–	$–	$–	$–	$–
Segment assets	$83,520,852	$2,188,961	$2,074,416	$73,860	$1,612	$87,859,701
Segment profit (loss)	$1,487,226	$(330,147)	$(105,045)	$(84,587)	$(198)	$967,249
	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2023
Revenue from external customers	$7,090,140	$1,342,371	$–	$–	$8,432,511
Revenue from inter segment	$23,956	$–	$–	$–	$23,956
Cost of revenue	$3,899,012	$770,179	$–	$–	$4,669,191
Gross profit	$3,191,128	$572,192	$–	$–	$3,763,320
Interest Expenses	$2,659,131	$37,351	$6,154	$159,792	$2,862,429
Depreciation & amortization	$1,341,355	$19,856	$–	$–	$1,361,211
Income tax recovery	$786,857	$70,514	$–	$4,493	$861,864
Capital expenditure	$17,311,573	$125,650	$–	$–	$17,437,223
Segment assets	$92,514,173	$3,637,457	$–	$49,996	$96,201,626
Segment loss	$(2,941,734)	$(452,205)	$(6,154)	$(172,015)	$(3,572,108)